COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jul. 28, 2016 USD ($)	Jul. 28, 2016 CNY (¥)	Jun. 30, 2021 USD ($)
Accrued contingent liability			$ 89,000
Shenzhen Kejian Information Technology Co Ltd [Member]
Preferential payment received	$ 89,000	¥ 550,000